UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

811-21556
Investment Company Act file

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive
Suite 2880
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Michael J. Corbett
300 South Wacker Drive
Suite 2880
Chicago, IL 60606
(Name and address of agent for service)

1-312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: 10/31/11

Date of reporting period: 7/1/2010 – 6/30/2011

Item 1. Proxy Voting Record.

PERRITT FUNDS, INC.			EMERGING

Issuer	Symbol	CUSIP	Mtg Date	Proposal*	Proposed By**	Voted***	For/Against	For Management****
American Medical Alert Corp.	AMAC	027904101	8/5/2010	1,2.3	M	Y	For	Y
8 X 8	EGHT	282914100	8/31/2010	1,2	M	Y	For	Y
Ophthalmic Imaging Systems	OISI	683737209	8/26/2010	1,2,3	M	Y	For	Y
Rentrak Corporation	RENT	760174102	8/26/2010	1,2	M	Y	For	Y
American Software, Inc.	AMSWA	029683109	8/16/2010	1,2,3	M	Y	For	Y
Navarre Corporation	NAVR	639208107	9/15/2010	1,3	M	Y	For	Y
Friedman Industries, Inc.	FRD	358435105	9/2/2010	1	M	Y	For	Y
Iteris, Inc.	ITI	46564t107	9/17/2010	1,2	M	Y	For	Y
PC Mall, Inc.	MALL	69323K100	9/20/2010	1,2	M	Y	For	Y
Advansource Biomaterials Corp.	ASB	00767T109	8/14/2010	1,2	M	Y	For	Y
Gasco Energy, Inc.	GSX	367220100	9/15/2010	1,2,7,12	M	Y	For	Y
Perma-Fix Environmental Services, Inc.	PESI	714157104	9/29/2010	1,2,3	M	Y	For	Y
Gasco Energy, Inc.	GSX	367220100	9/15/2010	1,2,7,12	M	Y	For	Y
Frequency Electronics, Inc.	FEIM	358010106	10/6/2010	1,2	M	Y	For	Y
Freeseas Inc.	FREE	Y26496102	9/30/2010	1,2,12,52b	M	Y	For	Y
Perritt Emerging Opportunites Fund	PREOX	714402104	9/30/2010	1,5	M	TD	For	Y
Schmitt Industries, Inc.	SMIT	806870200	10/8/2010	1	M	Y	For	Y
Trinity Biotech PLC	TRIB	896438306	9/30/2010	4b	M	Y	For	Y
Univeral Power Group, Inc.	UPG	913788105	10/7/2010	1,2,3	M	Y	For	Y
Micronetics, Inc.	NOIZ	595125105	10/21/2010	1,2,46	M	Y	For	Y
Concurrent Computer Corporation	CCUR	206710402	10/26/2010	1,2	M	Y	For	Y
Tandy Braands Accessiories, Inc.	TBAC	875378101	10/26/2010	1,2	M	Y	For	Y
John B. Sanfilippo & Son, Inc.	JBSS	800422107	11/3/2010	1,2	M	Y	For	Y
Magnetek, Inc.	MAG	559424106	11/10/2010	1,2,3	M	Y	For	Y
Magnum Hunter Resources Corporation	MHR	55973B102	10/27/2010	1,2,3,4a,8,12	M	Y	For	Y
Sparton Corporation	SPA	847235108	10/27/2010	1,2,10b,12,	M	Y	For	Y
BOFI Holding, Inc.	BOFI	05566U108	10/21/2010	1,2	M	Y	For	Y
Allied Healthcare Products, Inc.	AHPI	019222108	11/11/2010	1	M	Y	For	Y
Perceptron, Inc.	PRCP	71361F100	11/16/2010	1,2	M	Y	For	Y
Globecomm Systems, Inc.	GCOM	37956X103	11/18/2010	1,2	M	Y	For	Y
Versar, Inc.	VSR	925297103	11/17/2010	1,2,3	M	Y	For	Y
Baldwin Technology Company	BLD	058264102	11/16/2010	1	M	Y	For	Y
Emerson Radio Corp.	MSN	291087203	11/10/2010	1,2	M	Y	For	Y
Flexsteel Industries, Inc.	FLXS	339382103	12/6/2010	1,12	M	Y	For	Y
Espey Mfg. & Electronics Corp.	ESP	296650104	11/19/2010	1,2	M	Y	For	Y
Magellan Petroleum Corporation	MPET	559091301	12/8/2010	1,2,3,4a,8	M	Y	For	Y
Widepoint Corporation	WYY	967590100	12/8/2010	1,2,46	M	Y	For	Y
Napco Security Technologies, Inc.	NSSC	630402105	12/7/2010	1,2	M	Y	For	Y
KMG Chemicals, Inc.	KMGB	482564101	12/7/2010	1,2	M	Y	For	Y
1-800-Flowers	FLWS	68243Q106	12/2/2010	1,2	M	Y	For	Y
ARI Network Services, Inc.	ARIS	001930205	12/16/2010	1,2,3,	M	Y	For	Y
Turbosonic Technologies, Inc.	TSTA	900010109	12/9/2010	1,2	M	Y	For	Y
Synergetics USA, Inc.	SURG	87160G107	12/16/2010	1,2	M	Y	For	Y
PHC, Inc.	PHC	693315103	12/6/2010	1,2,3,4a	M	Y	For	Y
GP Strategies Corporation	GPX	36225V104	12/15/2010	1,2,46	M	Y	For	Y
IA Global, Inc.	IAGI	44920E203	12/17/2010	1,2,3	M	Y	For	Y
HQ Sustainable Maritime Ind. Inc.	HQS	40426A208	12/14/2010	1,2,3	M	Y	For	Y
Vista Gold Corp.	VGZ	927926303	12/15/2010	7	M	Y	For	Y
Flexible Solutions International, Inc.	FSI	33938T104	12/29/2010	1,2,3	M	Y	For	Y
G.Willi-Food International Ltd.	WILC	M52523103	12/27/2010	1,2	M	Y	For	Y
Far East Energy Corporation	FEEC	307325100	1/12/2011	1,2,3	M	Y	For	Y
Northern Technologies International Corp.	NTIC	665809109	1/20/2011	1,2,3	M	Y	For	Y
On Track Innovations Ltd.	OTIV	M8791A109	12/24/2010	2,10a	M	Y	For	Y
Far East Energy Corporation	FEEC	307325100	1/12/2011	1,2,3	M	Y	For	Y
Hennessyk Advisors, Inc.	HNNA	425885100	1/18/2011	1,2	M	Y	For	Y
FSII International, Inc.	FSII	302633102	1/19/2011	1,2,3,4a	M	Y	For	Y
Flexible Solutions International, Inc.	FSI	33938T104	12/31/2010	1,2,3	M	Y	For	Y
Motorcar Parts of America, Inc.	MPAA	620071100	1/14/2011	1,2,3	M	Y	For	Y
RF Monolithics, Inc.	RFMI	74955F106	1/19/2011	1,2	M	Y	For	Y
Golden Odyssey Mng. Inc.	GODYF	38113R1047	1/20/2011	1,2,3	M	Y	For	Y
Seanergy Maritime Holdings Corp.	SHIP	Y73760103	1/4/2011	1,52b	M	Y	For	Y
Amtech Systems, Inc.	ASYS	032332504	1/20/2011	1,2	M	Y	For	Y
Fortune Industries, Inc.	FFI	34963X200	2/21/2011	1,2,10b	M	Y	For	Y
Isoray, Inc.	ISR	46489V104	2/24/2011	1,2,10b	M	Y	For	Y
Advantage Technologies Group, Inc.	AEY	006743306	3/2/2011	1,2,10b	M	Y	For	Y
Williams Controls, Inc.	WMCO	969465608	2/22/2011	1,10b	M	Y	For	Y
LRAD Corporation	LRAD	50213V109	3/24/2011	1,2	M	Y	For	Y
Spectrum Control, Inc.	SPEC	847615101	4/4/2011	1,2,3,10b	M	Y	For	Y
Versant Corporation	VSNT	925284309	4/18/2011	1,2,3,4a	M	Y	For	Y
Socket Mobile, Inc.	SCKT	83368E200	4/27/2011	1,2	M	Y	For	Y
Virtus Investment Partners, Inc.	VRTS	92828Q109	4/28/2011	1,2,10b	M	Y	For	Y
Full House Resorts, Inc.	FLL	359678109	4/26/20111	1,2,3,4a	M	Y	For	Y
CE Franklin LTD.	CFK	125151100	4/25/2011	1,2	M	Y	For	Y
Wells-Gardmer Electronics Corporation	WGA	949765101	5/10/2011	1,2	M	Y	For	Y
Dot Hill Systems Corp.	HILL	25848T109	5/2/2011	1,2,3,4a,10b	M	Y	For	Y
Allied Motion Technologies Inc.	AMOT	019330109	5/12/2011	1,2	M	Y	For	Y
A. T. CROSS Company	ATX	227478104	4/28/2011	1,3,19b	M	Y	For	Y
Alamo Group Inc.	ALG	011311107	5/5/2011	1,2,10b	M	Y	For	Y
Vista Gold Corp.	VGZ	927926303	5/4/2011	1,2,10b,10b1	M	Y	For	Y
Aerocentury Corp.	ACY	0072737109	4/28/2011	1,2	M	Y	For	Y
Century Casinos, Inc.	CNTY	156492100	5/12/2011	1,2	M	Y	For	Y
RELM Wireless Corporation	RWC	759525108	5/25/2011	1,10b,10b1,13	M	Y	For	Y
Ballantyne Strong, Inc.	BTN	058516105	5/4/2011	1,10b,10b1,13	M	Y	For	Y
Onvia, Inc.	ONVI	68338T403	5/10/2011	1	M	Y	For	Y
Datalink Corporation	DTLK	237934104	5/12/2011	1,2,3,23	M	Y	For	Y
Core Molding Technologies, Inc.	CMT	218683100	5/11/2011	1,2	M	Y	For	Y
Bioclinica Inc.	BIOC	09071B100	5/11/2011	1,2,53	M	Y	For	Y
RELM Wireless Corporation	RWC	759525108	5/25/2011	1,10b,10b1	M	Y	For	Y
Cyberoptics Corporation	CYBE	232517102	5/23/2011	1,2,3	M	Y	For	Y
KSW, Inc.	KSW	48268R106	5/5/2011	1,2,46	M	Y	For	Y
Bank of Commerce Holdings	BOCH	06424J103	5/17/2011	1,2,10b	M	Y	For	Y
TOR Minerals International	TORM	890878309	5/13/2011	1,2	M	Y	For	Y
Microfinancial Incorporated	MFI	595072109	5/12/2011	1,2	M	Y	For	Y
Rimage Corporation	RIMG	766721104	5/11/2011	1,3,10b,10b1	M	Y	For	Y
Digital Ally, Inc.	DGLY	25382P109	5/24/2011	1,2,3	M	Y	For	Y
Hopfed Banccorp, Inc.	HFBC	4397341046	5/18/2011	1,10B	M	Y	For	Y
Carriage Services, Inc.	CSV	143905107	5/17/2011	1,2,10b,10b1	M	Y	For	Y
Newtek Business Services, Inc.	NEWT	652526104	5/25/2011	1,2,10b,10b1	M	Y	For	Y
Overhill Farms, Inc.	OFI	690212105	5/25/2011	1,2	M	Y	For	Y
AXT, Inc.	AXTI	00246W103	5/23/2011	1,2,10b,10b1	M	Y	For	Y
Hooper Holmes, Inc.	HH	439104100	5/24/2011	1,2,10b	M	Y	For	Y
Kraton Defense & Sec. Solutions, Inc.	KTOS	50077B207	5/27/2011	1,2,3,10b,10b1,13	M	Y	For	Y
Astro-Med, Inc.	A LOT	04638F108	5/17/2011	1	M	Y	For	Y
Sorl Auto Parts, Inc.	SORL	78461U101	6/1/2011	1,2	M	Y	For	Y
Transcend Services, Inc.	TRCR	893929208	6/1/2011	1,2.3.10Bb10b1	M	Y	For	Y
Trinity Biotech PLC	TRIB	896438306	5/20/2011	1,2,3,10a,12,41,43,45	M	Y	For	Y
Universal Stainless & Alloy Prods. Inc.	USAP	913837100	5/26/2011	1,2,10b,10b1	M	Y	For	Y
Manitex International Inc.	MNTX	563420108	5/26/2011	1,2	M	Y	For	Y
Noah Education Holdings Ltd.	NED	65487R303	5/27/2011	3	M	Y	For	Y
Pacific Premier Bancorp, Inc.	PPBI	69478X105	5/25/2011	1,2	M	Y	For	Y
Adcare Health Systems, Inc.	ADK	00650W300	6/3/2011	1,3,13	M	Y	For	Y
Birdner Dental Management Services Inc.	BDMS	091283200	6/2/2011	1	M	Y	For	Y
Ramtron International Corporation	RMTR	751907304	6/7/2011	1,2	M	Y	For	Y
U.S. Home Systems, Inc.	USHS	90335C100	6/7/2011	1,2,46	M	Y	For	Y
The Management Network Group, Inc.	TMNG	561639201	6/8/2011	1,2	M	Y	For	Y
The Management Network Group, Inc.	TMNG	561639201	6/8/2011	1,2	M	Y	For	Y
Heelys, Inc.	HLYS	42279M107	6/9/2011	1,2	M	Y	For	Y
Evolving Systems, Inc.	EVOL	30049R209	6/16/2011	1,2,8	M	Y	For	Y
Hallador Energy Company	HNRG	40609P105	5/25/2011	1,2,12	M	Y	For	Y
CTI Industries Corporation	CTIB	125961300	6/3/2011	1,2,46	M	Y	For	Y
Innodata Isogen, Inc.	INOD	457642205	6/7/2011	1,2,3,10b,10b1	M	Y	For	Y
CPI Aerostructures, Inc.	CVU	125919308	6/14/2011	1,2	M	Y	For	Y
Allied Healthcare International, Inc.	AHCI	01923A109	6/14/2011	1,2,10b,10b1	M	Y	For	Y
RCM Technologies, Inc.	RCMT	749360400	6/16/2011	1,2	M	Y	For	Y
Addus Homecare Corporation	ADUS	006739106	6/22/2011	1,2	M	Y	For	Y
Smartpros Ltd.	SPRO	83171G103	6/23/2011	1,2	M	Y	For	Y
Exeter Resource Corporation	XRA	301835104	6/7/2011	1,2,19b	M	Y	For	Y
Hastings Entertainment, Inc.	HAST	418365102	6/8/2011	1,2	M	Y	For	Y
American Bio Medica Corporation	ABMC	024600108	6/14/2011	1,2	M	Y	For	Y
MFRI, Inc.	MFRI	552421102	6/15/2011	1,2	M	Y	For	Y
Intest Corporation	INTT	461147100	6/22/2011	1,2	M	Y	For	Y
Evolving Systems, Inc.	EVOL	30049R209	6/23/2011	13,48a	M	Y	For	Y
Flamel Technologies S.A.	FLML	338488109	6/24/2011	1,7,10b,12,15,43	M	Y	For	Y
Gasco Energy, Inc.	GSX	367220100	7/20/2011	1,2,3,10b,10b1	M	Y	For	Y
Mitcham Industries, Inc.	MIND	606501104	7/28/2011	1,2,4a	M	Y	For	Y
Williamette Valley Vineyards, Inc.	WVVI	969136100	7/10/2011	1,2	M	Y	For	Y
Concurrent Computer Corporation	CCUR	206710402	6/29/2011	1,4b,8,13	M	Y	For	Y
On Track Innovations Ltd.	OTIV	M8791A109	6/24/2011	2	M	Y	For	Y
Sinohub, Inc.	SIHI	82935L101	7/13/2011	1,2	M	Y	For	Y
Nobility Homes, Inc.	NOBH	654892108	7/19/2011	1,3	M	Y	For	Y
Riverview Bancorp, Inc.	RVSB	769397100	7/20/2011	1,10b,10b1	M	Y	For	Y
Calamp Corp.	CAMP	128126109	7/28/2011	1,2,46	M	Y	For	Y
Clicksoftware Technologies Ltd.	CKSW	M25082104	7/21/2011	1,2,3,41,46	M	Y	For	Y
ICAD Inc.	ICAD	44934S107	7/19/2011	1,2	M	Y	For	Y

Proposal

*	1:Election of Directors
2:Ratification of Auditors
3:Approve amendment to stock purchase plan/restricted plan/and or incentive plan
4.(a)Approve amendment to increase authorized shares (b)decrease authorized shares
5:Approve Investment Advisory Agreement
6:Shareholder request for additional information/meeting and/or proposal
7:(a)Approve the issuance of debt and/or(b) shares
8:Approve amendment to certificate of incorporation
9:Approve indemnification agreement between officers and directors
10:(a)Authorized Board to fix Auditor's remuneration (b) Executive Compensation (b1) Frequency of Voting
11:Approve Reorganization Transaction
12:Approve ammendments to company's by-laws / articles of incorporation
13. Approve adjournment of meeting to solicit additional proxies.
14. Amend Declaration of Trust to reduce shareholder quorom
15.Capital Structure Changes
16. Approve Merger proposal
17. Stockholder Proposal
18. Approval of Deferred Compensation Plan
19. (a)Declassify Board of Directors/(b) Fix number of Directors
20. Compensation Limitations
21. Director Election Vote Standard
22.Compensation Plan fo Non-Employee Directors
23. Performance Incentive Plan/Compensation Adjustment
24. Director Term Limits
25. Competitive Pay
26.Recoup Unearned Management Bonuses
27.Separation of Chairman and CEO
28.(a) Receive/Approve Financial Statements(b) Approve Annual Report
29.Approve Amendment to Employment Agreement
30(a).Majority vote for Directors,(b) Disclosure of Political,(c)Charitable Contributions
31.(a)Executive Severance, (b)Strategy to oppose privatization
32. Approve amendment to Non-Employee Director Stock Incentive Plan
33. Stockholder proposal regarding sale of company or division of company
34. To eliminate fundamental investment restrictions
35. Authorization to dispose of shares held by the company
36. Authorization to repurchase shares
37. Amendment of restated investment management
38. Approval of a subadvisor approval policy
39. Approval of revised fundamental investment restrictions
40. Approval of amended and restated declaration of trust
41. To Receive the Directors Annual Reports/Financial Statements
42. To give authority to allot shares up to a specific amount / or share issue premium
43 Miscellaneous Corporate Actions
44. Approval of retirement benefits
45. Dividend Declaration
46. Other Discretionary Matters
47. Approval of Renewal D&O Insurance Policy
48. (a) Approve sale/ (b) liquidation of company
49. Withhold All Nominees
50. Other
51. Proposal on Cumulative Voting
52. (a) Approve Stock Split /(b) Reverse Stock Split
53. Ratify Rights Agreement

Stockholder Proposals

53. Issuance of a Sustainability Report
54. Act on Stockholder Proposal

**	M: Management
S: Shareholder(s)

***	Y: Yes
Y(e):Yes electronic
N: No

****	For Management
Y: Yes
N: No

*****	1:PCM-Perritt Capital Management
2:PMCO-Perritt MicroCap Opportunities Fund

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Perritt Funds, Inc.

By (Signature and Title)*   /s/ Michael J. Corbett
Michael J. Corbett
President (Principal Executive Officer)

Date       7/22/11
* Print the name and title of each signing officer under his or her signature.